Share capital and share premium (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 2,200	$ 2,200	$ 2,200
Common Shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 2,000	2,000	2,000
Number of shares authorised	500,000,000
Par value per share	$ 0.004
Class B common shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 100	100	100
Number of shares authorised	100,000,000
Par value per share	$ 0.001
Preferred shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 100	$ 100	$ 100
Number of shares authorised	100,000,000
Par value per share	$ 0.001